Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 4,148	$ 4,007
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,407	1,287
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,920	2,103
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	821	617
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,506	2,747
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	733	806
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,342	1,590
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	431	351
1 - 3 Months [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,497	1,098
1 - 3 Months [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	650	465
1 - 3 Months [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	484	426
1 - 3 Months [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	363	207
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	145	162
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24	16
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	94	87
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 27	$ 59